CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and bank balances	$ 2,194,084	$ 735,724
Inventories	187,401	749,173
Right of use assets		682,119
Trade and other receivables	1,164,605	770,958
Other assets	2,089,897	2,291,273
Total Current Assets	5,635,987	5,229,247
Non-Current Assets
Plant and equipment, net	7,317,678	729,117
Intangible assets and goodwill		9,950,803
Right of use assets		425,773
Development projects		3,611,336
Total Non-Current Assets	7,317,678	14,717,029
TOTAL ASSETS	12,953,665	19,946,276
Current Liabilities
Trade and other liabilities	3,589,164	4,338,495
Provision for employee benefits		64,135
Amounts due to related companies	237,674	6,101,850
Amount due to holding company	532,718	582,832
Borrowings		1,817,782
Lease liabilities		666,868
Convertible bonds		4,420,899
Total Current Liabilities	4,359,556	17,992,861
Non-current Liabilities
Lease liabilities		501,739
Derivative financial instruments	1,478,540
Deferred tax liabilities	13,668	1,372,653
Convertible promissory notes	2,196,049
Total Non-Current Liabilities	3,688,257	1,874,392
TOTAL LIABILITIES	8,047,813	19,867,253
NET CURRENT ASSETS / (LIABILTIES)	1,276,431	(12,763,614)
NET ASSETS	4,905,852	79,023
CAPITAL AND RESERVES
Issued capital (no par value, 6,513,671 and 3,377,386 ordinary shares issued and outstanding as of December 31, 2020 and 2019, respectively)	32,089,997	18,902,029
Foreign currency translation reserve	883,878	735,213
Other reserves	2,704,452	4,423,141
Accumulated losses	(34,102,300)	(25,786,912)
Equity attributable to equity shareholders of Integrated Media Technology Limited	1,576,027	(1,726,529)
Non-controlling interests	3,329,825	1,805,552
TOTAL EQUITY	$ 4,905,852	$ 79,023